OTHER PROVISIONS (Details) - Schedule of movement of provisions - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
OTHER PROVISIONS (Details) - Schedule of movement of provisions [Line Items]
Opening balance		$ 740,453	[1]	$ 612,133		$ 291,609
Increase in provisions		687,558		403,229		452,078
Provision used		(63,087)		(84,497)		(47,238)
Difference by subsidiaries conversion		28,655		(25,531)		(58,654)
Reversal of provision		(434,609)		(163,029)		(25,563)
Exchange difference		(16,433)		(1,852)		(99)
Closing balance		942,537	[1]	740,453	[1]	612,133
Legal claims [Member]
OTHER PROVISIONS (Details) - Schedule of movement of provisions [Line Items]
Opening balance	[2]	731,153		558,036		282,392
Increase in provisions	[2]	687,558		403,229		408,078
Provision used	[2]	(63,087)		(84,497)		(47,238)
Difference by subsidiaries conversion	[2]	28,655		(25,531)		(58,654)
Reversal of provision	[2]	(427,979)		(119,029)		(25,563)
Exchange difference	[2]	(16,160)		(1,055)		(979)
Closing balance	[2]	940,140		731,153		558,036
European Commission Investigation [Member]
OTHER PROVISIONS (Details) - Schedule of movement of provisions [Line Items]
Opening balance	[3]	9,300		10,097		9,217
Increase in provisions	[3]
Provision used	[3]
Difference by subsidiaries conversion	[3]
Reversal of provision	[3]	(6,630)
Exchange difference	[3]	(273)		(797)		880
Closing balance	[3]	2,397		9,300		10,097
Onerous Contracts [Member]
OTHER PROVISIONS (Details) - Schedule of movement of provisions [Line Items]
Opening balance				44,000
Increase in provisions						44,000
Provision used
Difference by subsidiaries conversion
Reversal of provision				(44,000)
Exchange difference
Closing balance						$ 44,000

[1]	Total other provision as of December 31, 2022, and December 31, 2021, include the fair value of the contingencies arising at the time of the business combination with TAM S.A and subsidiaries, with a probability of loss under 50%, which wold not be provided for except in the context of a business combination in accordance with IFRS 3.
[2]	Accumulated balances include a judicial deposit delivered in guarantee, with respect to the “Fundo Aeroviario” (FA), for MUS$ 74, made in order to suspend the collection and the application of a fine. The Company is discussing in Court the constitutionality of the requirement made by FA calculated at the ratio of 2.5% on the payroll in a legal claim. Initially the payment of said contribution was suspended by a preliminary judicial decision and about 10 years later, this same decision was reversed. As the decision is not final, the Company has deposited the amounts until that date, in order to avoid collection processing and the application of the fine.
[3]	European Commission Provision Provision constituted on the occasion of the process initiated in December 2007 by the General Competition Directorate of the European Commission against more than 25 cargo airlines, among which is Lan Cargo SA, which forms part of the global investigation initiated in 2006 for possible infractions of free competition in the air cargo market, which was carried out jointly by the European and United States authorities.